Effects of changes in currency exchange rate (Details 3) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current liabilities [abstract]
Other financial liabilities	$ 412,876,856	$ 233,556,029
Non-current lease liabilities	27,200,272	28,213,259
Trade and other non-current payables	19,875	26,550
Other non-current provisions	488,465	531,961
Deferred tax liabilities	118,729,946	131,582,558
Provisions for employee benefits	35,678,357	33,571,138
Total non-current liabilities	594,993,771	427,481,495
Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	86,716,112	97,246,912
Non-current lease liabilities	5,960,765	5,489,863
Trade and other non-current payables	3,256	3,430
Other non-current provisions	143,796	181,318
Deferred tax liabilities	31,305,203	34,461,423
Provisions for employee benefits	2,686,252	1,149,024
Total non-current liabilities	126,815,384	138,531,970
Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	111,323,413	20,393,501
Non-current lease liabilities	3,404,844	2,942,996
Trade and other non-current payables	0	0
Other non-current provisions	205,432	221,458
Deferred tax liabilities	13,876,236	14,884,675
Provisions for employee benefits	0	0
Total non-current liabilities	128,809,925	38,442,630
Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	214,837,331	115,915,616
Non-current lease liabilities	17,834,663	19,780,400
Trade and other non-current payables	16,619	23,120
Other non-current provisions	139,237	129,185
Deferred tax liabilities	73,548,507	82,236,460
Provisions for employee benefits	32,992,105	32,422,114
Total non-current liabilities	339,368,462	250,506,895
Chilean Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	60,275,676	64,235,941
Non-current lease liabilities	502,314	725,208
Trade and other non-current payables	0	0
Other non-current provisions	1,860	2,752
Deferred tax liabilities	26,469,287	30,680,639
Provisions for employee benefits	0
Total non-current liabilities	87,249,137	95,644,540
Chilean Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	6,282,208	3,333,334
Non-current lease liabilities	43,817	154,917
Trade and other non-current payables	0	0
Other non-current provisions	0	0
Deferred tax liabilities	10,652,292	12,364,153
Provisions for employee benefits	0	0
Total non-current liabilities	16,978,317	15,852,404
Chilean Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	1,666,667
Non-current lease liabilities	26,094	44,034
Trade and other non-current payables	16,619	23,120
Other non-current provisions	0	0
Deferred tax liabilities	52,725,728	60,223,544
Provisions for employee benefits	30,367,434	29,164,931
Total non-current liabilities	83,135,875	91,122,296
Unidades de Fomento | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	11,820,381	10,266,325
Non-current lease liabilities	3,530,082	3,232,256
Total non-current liabilities	15,350,463	13,498,581
Unidades de Fomento | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	98,892,057	10,275,427
Non-current lease liabilities	2,547,674	2,099,137
Total non-current liabilities	101,439,731	12,374,564
Unidades de Fomento | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	214,070,902	113,326,471
Non-current lease liabilities	16,435,858	17,896,681
Total non-current liabilities	230,506,760	131,223,152
US Dollar [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	9,945,156	19,131,214
Non-current lease liabilities	1,696,081	1,194,697
Total non-current liabilities	11,641,237	20,325,911
US Dollar [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Non-current lease liabilities	803,996	629,853
Total non-current liabilities	803,996	629,853
US Dollar [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Non-current lease liabilities	1,372,711	1,839,685
Total non-current liabilities	1,372,711	1,839,685
Argentinean Pesos | Over 1 year to 3 years
Non-current liabilities [abstract]
Non-current lease liabilities	64,341	116,255
Other non-current provisions	26,111	44,491
Deferred tax liabilities	4,829,140	3,773,135
Provisions for employee benefits	1,421,900	0
Total non-current liabilities	6,341,492	3,933,881
Argentinean Pesos | Over 3 years to 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	9,357	0
Other non-current provisions	205,432	221,458
Deferred tax liabilities	3,219,427	2,515,423
Provisions for employee benefits	0	0
Total non-current liabilities	3,434,216	2,736,881
Argentinean Pesos | Over 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	0	0
Other non-current provisions	139,237	129,185
Deferred tax liabilities	17,184,741	18,082,144
Provisions for employee benefits	2,624,671	3,257,183
Total non-current liabilities	19,948,649	21,468,512
Uruguay Peso en Unidades Indexadas [Member]
Non-current liabilities [abstract]
Other financial liabilities		0
Uruguay Peso en Unidades Indexadas [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	0	221,062
Non-current lease liabilities	0	18,855
Total non-current liabilities	0	239,917
Uruguay Peso en Unidades Indexadas [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	0	0
Non-current lease liabilities	0	0
Total non-current liabilities	0	0
Uruguay Peso en Unidades Indexadas [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	0
Non-current lease liabilities	0	0
Total non-current liabilities	0	0
Uruguayan Peso [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other non-current provisions	115,825	134,075
Deferred tax liabilities	0	0
Total non-current liabilities	115,825	134,075
Uruguayan Peso [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other non-current provisions	0	0
Deferred tax liabilities	0	0
Total non-current liabilities	0	0
Uruguayan Peso [Member] | Over 5 years
Non-current liabilities [abstract]
Other non-current provisions	0	0
Deferred tax liabilities	705,186	883,439
Total non-current liabilities	705,186	883,439
Paraguayan Pesos [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Deferred tax liabilities	6,776	7,649
Provisions for employee benefits	368,744	382,348
Total non-current liabilities	375,520	389,997
Paraguayan Pesos [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	4,517	5,099
Provisions for employee benefits	0	0
Total non-current liabilities	4,517	5,099
Paraguayan Pesos [Member] | Over 5 years
Non-current liabilities [abstract]
Deferred tax liabilities	407,465	459,957
Provisions for employee benefits	0	0
Total non-current liabilities	407,465	459,957
Bolivianboliviano [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Other financial liabilities	4,674,899	3,392,370
Trade and other non-current payables	3,256	3,430
Deferred tax liabilities	0	0
Provisions for employee benefits	895,608	766,676
Total non-current liabilities	5,573,763	4,162,476
Bolivianboliviano [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Other financial liabilities	6,149,148	6,784,740
Trade and other non-current payables	0	0
Deferred tax liabilities	0	0
Provisions for employee benefits	0	0
Total non-current liabilities	6,149,148	6,784,740
Bolivianboliviano [Member] | Over 5 years
Non-current liabilities [abstract]
Other financial liabilities	766,429	922,478
Trade and other non-current payables	0	0
Deferred tax liabilities	2,525,387	2,587,376
Provisions for employee benefits	0	0
Total non-current liabilities	3,291,816	3,509,854
Euros [Member] | Over 1 year to 3 years
Non-current liabilities [abstract]
Non-current lease liabilities	167,947	202,592
Total non-current liabilities	167,947	202,592
Euros [Member] | Over 3 years to 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	0	59,089
Total non-current liabilities	0	59,089
Euros [Member] | Over 5 years
Non-current liabilities [abstract]
Non-current lease liabilities	0	0
Total non-current liabilities	$ 0	$ 0